Long-term incentive plan	12 Months Ended
Dec. 31, 2024
Long-term Incentive Plan
Long-term incentive plan

27.	Long-term incentive plan

2021-2023 Plan and 2024-2026 Plan

On March 30, 2021 and March 28, 2024, they were approved by the General Meeting of shareholders of TIM S.A. (TIM Participações S.A. before the merger by TIM S.A. on August 31, 2020), long-term incentive plans: “2021-2023 Plan” and “2024-2026 Plan” respectively, granted to senior directors and to those who occupy the position of key positions in the Company.

The 2021−2023 and 2024−2026 Plans provide for the granting of shares (performance shares and/or restricted shares). They propose to grant participants shares issued by the Company, subject to the participant’s permanence in the Company (achievement of specific goals). The number of shares may vary, for more or for less, as a result of the performance and possibly of the dividend award, considering the criteria provided for in each Grant.

For the 2021-2023 and 2024-2026 plan, the term of validity has the same periodicity of 3 years related to its vesting. These Plans, in addition to considering the transfer of shares, also provides for the possibility of making payment to participants of the equivalent amount in cash.

The total amount of the expense was calculated considering the value of the shares and is recognized in the results over the vesting period.

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant	Shares granted (principal)	Maturity date	Grant Price	Stock balance (principal) at the beginning of the year (Dec 2023)	Shares (principal) granted during the year	Shares transferred during the year				Paid in cash during the year				Shares canceled (principal) during the year	Stock balance (principal) at the end of the period (Dec 2024)
						Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares transferred	Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares paid in cash
2024−2026 Plan 2024 Grant(s)	1,226,859	July 2027	R$ 18.34	-	1,226,859	-	-	-	-	-	-	-	-	(84,518)	1,142,341
2021-2023 Plan 2023 Grant(s)	1,560,993	July 2026	R$ 12.60	1,535,604	-	(306,450)	(273,140)	(31,351)	(610,941)	-	-	-	-	(131,422)	1,097,732
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr 2025	R$ 13.23	771,302	-	(289,529)	(389,848)	(58,176)	(737,553)	(7,055)	(10,463)	(1,500)	(19,018)	(48,123)	426,595
2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	821,942	-	(782,079)	(344,768)	(123,101)	(1,249,948)	(31,177)	(15,312)	(5,080)	(51,569)	(8,686)	-
Total	7,447,174			3,128,848	1,226,859	(1,378,058)	(1,007,756)	(212,628)	(2,598,442)	(38,232)	(25,775)	(6,580)	(70,587)	(272,749)	2,666,668
Weighted average price of the balance of grants			R$ 15.16

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant	Shares granted (principal)	Maturity date	Grant Price	Stock balance (principal) at the beginning of the year (Dec 2022)	Shares (principal) granted during the year	Shares transferred during the year				Paid in cash				Canceled shares (principal)	Share balance (principal)
						Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares transferred	Billed volume (principal)	Performance change	Additional dividends	Subtotal of shares paid in cash	during the year	at the end of the year (Dec 2023)
2021-2023 Plan 2023 Grant(s)	1,560,993	July 2026	12.60	-	1,560,993	-	-	-	-	-	-	-	-	(25,389)	1,535,604
2021-2023 Plan 2022 Grant(s)	1,227,712	Apr 2025	13.23	1,183,147	-	(264,305)	(110,928)	(17,227)	(392,460)	-	-	-	-	(147,540)	771,302
2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	12.95	2,024,153	220,743	(957,545)	(160,259)	(89,699)	(1,207,503)	(89,403)	(12,268)	(8,159)	(109,830)	(376,006)	821,942
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	14.40	260,840	-	(230,188)	(25,174)	(29,560)	(284,922)	(30,471)	(3,330)	(3,913)	(37,714)	(181)	-
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	11.28	-	-	-	-	-	-	-	-	-	-	-	-
2018-2020 Plan 2018 Grant(s)	849,932	Apr 2021	14.41	-	-	-	-	-	-	-	-	-	-	-	-
Total	8,796,963			3,468,140	1,781,736	(1,452,038)	(296,361)	(136,486)	(1,884,885)	(119,874)	(15,598)	(12,072)	(147,544)	(549,116)	3,128,848
Weighted average price of the balance of grants			12.85

The base price of the share of each share was calculated using the weighted averages of TIM S.A.’s share price. (TIM Participações S.A. before the merger by TIM S.A. on August 31, 2020), considering the following periods:

•	2021-2023 Plan - 1st Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2021–03/31/2021.

•	2021–2023 Plan – 2nd Grant - traded volume and trading price of TIM S.A. shares in the period 03/01/2022–03/31/2022.

•	2021-2023 Plan - 1st Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2023–03/31/2023.

•	2024-2026 Plan - 1st Grant-traded volume and trading price of TIM S.A. shares for the period 03/01/2024–03/31/2024.

On December 31, 2024, expenses pegged to these long-term benefit plans totaled R$ 50,466 (R$ 32,424, on December 31, 2023). In 2024, the company made cash payments to participants of R$ 28,112.

Termination of the Share Buyback Program and Approval of a New Program

On June 12, 2023, the Board of Directors of the Company approved a Share Buyback Program. On July 30, 2024, the Board of Directors became aware of the termination of this program and approved a new share buyback program of its own issuance. The new program started as of the date of the Board of Directors’ resolution, considering that acquisitions shall be made on the Stock Exchange (B3 S.A. – Brasil, Bolsa, Balcão), at market prices, observing the applicable legal and regulatory limits.